Concentrations of Risk - Narrative (Details) - Customer Concentration Risk	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
STMicroelectronics | Revenue from Contract with Customer
Concentration Risk [Line Items]
Concentration risk (as a percent)	19.00%	11.00%
STMicroelectronics | Accounts Receivable Benchmark
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.00%
Sumitomo | Revenue from Contract with Customer
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.00%	14.00%	11.00%
Arrow Electronics, Inc. | Revenue from Contract with Customer
Concentration Risk [Line Items]
Concentration risk (as a percent)		14.00%
Allied Group Hong Kong Limited | Revenue from Contract with Customer
Concentration Risk [Line Items]
Concentration risk (as a percent)			11.00%
Infineon | Accounts Receivable Benchmark
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%